Note 18 - Fair Value Measurements (Details) - Assets Measured on a Recurring Basis - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 18 - Fair Value Measurements (Details) - Assets Measured on a Recurring Basis [Line Items]
Investment securities available for sale, at fair value	$ 146,520	$ 154,334
Fair Value, Measurements, Recurring [Member]
Note 18 - Fair Value Measurements (Details) - Assets Measured on a Recurring Basis [Line Items]
Investment securities available for sale, at fair value	146,520	154,334
US Government Agencies Debt Securities [Member]
Note 18 - Fair Value Measurements (Details) - Assets Measured on a Recurring Basis [Line Items]
Investment securities available for sale, at fair value	21,629	22,896
US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Note 18 - Fair Value Measurements (Details) - Assets Measured on a Recurring Basis [Line Items]
Investment securities available for sale, at fair value	21,629	22,896
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Note 18 - Fair Value Measurements (Details) - Assets Measured on a Recurring Basis [Line Items]
Investment securities available for sale, at fair value	97,290	98,345
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Note 18 - Fair Value Measurements (Details) - Assets Measured on a Recurring Basis [Line Items]
Investment securities available for sale, at fair value	24,524	29,391
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Measurements, Recurring [Member]
Note 18 - Fair Value Measurements (Details) - Assets Measured on a Recurring Basis [Line Items]
Investment securities available for sale, at fair value	24,524	29,391
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Note 18 - Fair Value Measurements (Details) - Assets Measured on a Recurring Basis [Line Items]
Investment securities available for sale, at fair value	2,263	2,919
Mortgage-backed Securities, Issued by Private Enterprises [Member] | Fair Value, Measurements, Recurring [Member]
Note 18 - Fair Value Measurements (Details) - Assets Measured on a Recurring Basis [Line Items]
Investment securities available for sale, at fair value	2,263	2,919
Debt Securities [Member]
Note 18 - Fair Value Measurements (Details) - Assets Measured on a Recurring Basis [Line Items]
Investment securities available for sale, at fair value	145,706	153,551
Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Note 18 - Fair Value Measurements (Details) - Assets Measured on a Recurring Basis [Line Items]
Investment securities available for sale, at fair value	145,706	153,551
Equity Securities in Financial Institutions [Member]
Note 18 - Fair Value Measurements (Details) - Assets Measured on a Recurring Basis [Line Items]
Investment securities available for sale, at fair value	814	783
Equity Securities in Financial Institutions [Member] | Fair Value, Measurements, Recurring [Member]
Note 18 - Fair Value Measurements (Details) - Assets Measured on a Recurring Basis [Line Items]
Investment securities available for sale, at fair value	814	783
Fair Value, Inputs, Level 2 [Member]
Note 18 - Fair Value Measurements (Details) - Assets Measured on a Recurring Basis [Line Items]
Investment securities available for sale, at fair value	146,520	154,334
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Note 18 - Fair Value Measurements (Details) - Assets Measured on a Recurring Basis [Line Items]
Investment securities available for sale, at fair value	146,520	154,334
Fair Value, Inputs, Level 2 [Member] | US Government Agencies Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Note 18 - Fair Value Measurements (Details) - Assets Measured on a Recurring Basis [Line Items]
Investment securities available for sale, at fair value	21,629	22,896
Fair Value, Inputs, Level 2 [Member] | US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Note 18 - Fair Value Measurements (Details) - Assets Measured on a Recurring Basis [Line Items]
Investment securities available for sale, at fair value	97,290	98,345
Fair Value, Inputs, Level 2 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Measurements, Recurring [Member]
Note 18 - Fair Value Measurements (Details) - Assets Measured on a Recurring Basis [Line Items]
Investment securities available for sale, at fair value	24,524	29,391
Fair Value, Inputs, Level 2 [Member] | Mortgage-backed Securities, Issued by Private Enterprises [Member] | Fair Value, Measurements, Recurring [Member]
Note 18 - Fair Value Measurements (Details) - Assets Measured on a Recurring Basis [Line Items]
Investment securities available for sale, at fair value	2,263	2,919
Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Note 18 - Fair Value Measurements (Details) - Assets Measured on a Recurring Basis [Line Items]
Investment securities available for sale, at fair value	145,706	153,551
Fair Value, Inputs, Level 2 [Member] | Equity Securities in Financial Institutions [Member] | Fair Value, Measurements, Recurring [Member]
Note 18 - Fair Value Measurements (Details) - Assets Measured on a Recurring Basis [Line Items]
Investment securities available for sale, at fair value	$ 814	$ 783